Group structure	12 Months Ended
Dec. 31, 2025
Consolidation And Subsidiaries [Abstract]
Consolidation and subsidiaries	Group Structure
a.Consolidation and subsidiaries
The consolidated financial statements include the entities listed below, which are direct or indirect subsidiaries of the Company:

Subsidiaries	Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
				December 31, 2025	December 31, 2024

Patria Finance Ltd.	Asset management & administration	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner IV, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner V, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%

Subsidiaries		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
					December 31, 2025	December 31, 2024

Patria Investments UK Ltd.		Investor relations, marketing & administration	UK	GBP	100.00%	100.00%
Patria Investments US LLC		Investor relations, marketing & administration	US	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.		Advisory, investor relations & marketing	CO	COP	100.00%	100.00%
Infrastructure II GP, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Infrastructure III SLP Ltd.		Investment fund manager & advisory	KY	USD	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Investimentos Ltda. ("PILTDA")	(e)	Asset management & administration	BR	BRL	100.00%	100.00%
Patria Investments Latam S.A.		Holding company	UY	USD	100.00%	100.00%
Patria Investments Uruguay Agente de Valores S.A.		Broker, advisory, investor relations & marketing	UY	USD	100.00%	100.00%
Patria Investments Cayman Ltd.		Holding company	KY	USD	100.00%	100.00%
Patria Investments Hong Kong, Ltd.		Investor relations, marketing & administration	CN	HKD	100.00%	100.00%
Platam Investments Brazil Ltda.		Asset management & administration	BR	BRL	100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PI General Partner V Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PPE General Partner VII, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PI Renewables General Partner, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria SPAC LLC		Holding company & SPAC Sponsor	KY	USD	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.	(h)	SPAC	KY	USD	100.00%	100.00%
Moneda Asset Management SpA (“MAM I”)		Holding company	CH	CLP	100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”)		Broker	CH	CLP	100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”)		Asset management	CH	CLP	100.00%	100.00%
Moneda II SpA (“MAM II”)		Holding company	CH	USD	100.00%	100.00%
Moneda International Inc.		Investment fund manager	BV	USD	100.00%	100.00%
Moneda USA Inc.		Advisory	US	USD	100.00%	100.00%
Moneda Investments S.A.C.		Asset management	PE	PEN	100.00%	—%
Patria VBI Real Estate Gestão de Carteiras Ltda. (“VBI”)	(g)	Asset management	BR	BRL	100.00%	100.00%
Patria VBI Administração Fiduciaria e Gestão Ltda	(g)	Administration	BR	BRL	100.00%	100.00%
BREOF Partners Ltda		Holding company	BR	BRL	—%	100.00%
Igah Partners LLC	(i)	Asset management	US	USD	100.00%	100.00%
e.Bricks Ventures III GP, LLC		Investment fund manager	KY	USD	100.00%	100.00%
Igah Carry Holding Ltd		Carry vehicle	KY	USD	100.00%	100.00%
PEVC I General Partner IV, Ltd.	(i)	Holding company	KY	USD	42.92%	42.92%
Patria Real Estate Latam S.A.S		Holding company	UY	USD	98.90%	98.90%
Patria Private Equity Latam S.A.S		Holding company	UY	USD	100.00%	100.00%

Subsidiaries		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
					December 31, 2025	December 31, 2024

VBI Holding Ltda (formerly NewCo BlueMacaw Partner Ltda.)	(g)	Holding company	BR	BRL	100.00%	100.00%
Patria VBI Asset Management Ltda.	(a)(g)	Asset management	BR	BRL	100.00%	100.00%
KMP I Holding		Holding company	KY	USD	100.00%	100.00%
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”)		Asset management	BR	BRL	100.00%	100.00%
Hanuman GP Cayman, LLC (“Hanuman”)		Asset management	KY	USD	100.00%	100.00%
Pat HoldCo Mexico S. de R.L. de C.V.		Holding company	MX	MXN	100.00%	100.00%
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V.		Holding company	MX	MXN	100.00%	100.00%
Pat HoldCo Servicios Corporativos S. de R.L. de C.V.	(b)	Holding company	MX	MXN	51.00%	100.00%
Patria Investments Argentina S.A.		Holding company	AR	USD	100.00%	100.00%
Patria VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”)	(a)(g)	Asset management	BR	BRL	100.00%	100.00%
Patria Asset Management S.A. (“PAM”)		Asset management	CO	COP	50.74%	50.74%
VBI Capital Ltda.		Asset management	BR	BRL	—%	100.00%
Move Capital S.A.	(g)	Asset management	BR	BRL	100.00%	100.00%
SH Manco Holding Ltda.	(k)	Holding company	BR	BRL	75.00%	75.00%
Patria Acquisitions Limited		Holding company	UK	GBP	100.00%	100.00%
Patria Energía Participações Ltda.	(c)	Holding company	BR	BRL	100.00%	100.00%
Tria Comercializadora de Energía S.A.	(c)	Energy trading company	BR	BRL	58.82%	66.67%
Tria Energia Varejista Ltda.		Energy trading company	BR	BRL	58.82%	66.67%
Bali Energia Comercializadora de Energia Ltda.	(j)	Energy trading company	BR	BRL	58.82%	66.67%
Tria Energy Colombia S.A.S.	(j)	Energy trading company	CO	COP	80.00%	80.00%
Pátria Holding Financeira Ltda.	(j)	Holding company	BR	BRL	100.00%	100.00%
Pátria Distribuidora de Títulos e Valores Mobiliários Ltda.		Dormant	BR	BRL	100.00%	100.00%
Patria Europe 1 (GP) Limited	(d)	Investment fund manager	UK	GBP	100.00%	100.00%
Patria Europe 2 Limited	(d)	Holding company	UK	GBP	100.00%	100.00%
Patria Private Equity (Europe) Limited	(d)	Asset management	UK	GBP	100.00%	100.00%
Patria CP Holdings Limited	(d)	Asset management	UK	GBP	100.00%	100.00%
Patria Capital Partners LLP	(d)	Asset management	UK	GBP	100.00%	100.00%
Nexus Capital Partners S.A.S	(f)	Asset management	CO	COP	100.00%	100.00%
Patria Portfolio Investments Limited		Holding company	KY	USD	100.00%	100.00%
PCF General Partner LTD.		Asset management	KY	USD	100.00%	100.00%
Patria CIV GP		Asset management	KY	USD	100.00%	100.00%
Patria CIV PE VII GP		Asset management	KY	USD	100.00%	100.00%
Brazilian Private Equity Feeder General Partner III, Ltd.		Asset management	KY	USD	100.00%	100.00%
PBPE General Partner III (M), Ltd.		Asset management	KY	USD	100.00%	100.00%
PBPE General Partner III-A (C), Ltd.		Asset management	KY	USD	100.00%	100.00%
PBPE General Partner III-B (I), Ltd.		Asset management	KY	USD	100.00%	100.00%
PI Feeder General Partner II (I), Ltd.		Asset management	KY	USD	100.00%	100.00%
PI General Partner II (M), Ltd.		Asset management	KY	USD	100.00%	100.00%
PI General Partner II-2 (C), Ltd.		Asset management	KY	USD	100.00%	100.00%
PIFACI-B General Partner, Ltd.		Asset management	KY	USD	100.00%	100.00%
Latam Core I GP		Asset management	KY	USD	100.00%	100.00%
Brazilian Alphaville Investments GP, L.L.C.		Asset management	US	USD	100.00%	100.00%
Brazilian Real Estate Investments GP, L.L.C.		Asset management	US	USD	100.00%	100.00%
Brazilian Real Estate Investments III GP, L.L.C.		Asset management	US	USD	100.00%	100.00%

Subsidiaries	Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
				December 31, 2025	December 31, 2024

Brazilian Real Estate Opportunities III GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Infrastructure Fund III GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Infrastructure Investments III GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Infrastructure Opportunities III GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
P2 Brasil Private Infrastructure Fund II GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
P2 Infrastructure Opportunities GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Patria Alphaville GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Patria Brazil RE Fund II GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Patria Brazil RE Fund III GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
Private Equity Fund IV GP, LLC	Asset management	US	USD	100.00%	100.00%
Private Equity Fund V General Partner, LLC	Asset management	US	USD	100.00%	100.00%
Private Equity Investments IV GP, LLC	Asset management	US	USD	100.00%	100.00%
Private Equity Investments V General Partner, LLC	Asset management	US	USD	100.00%	100.00%
Private Equity Opportunities IV GP, LLC	Asset management	US	USD	100.00%	100.00%
Private Equity Opportunities V General Partner, LLC	Asset management	US	USD	100.00%	100.00%
Brazil Retail Property Opportunities General Partner, LLC	Asset management	US	USD	100.00%	100.00%
P2 Infrastructure Investments GP, L.L.C.	Asset management	US	USD	100.00%	100.00%
GPMS GP Commitment I GP LTD.	Asset management	KY	USD	100.00%	100.00%

    “USD” United States dollars, “BRL” Brazilian Real, “GBP” Pound Sterling, “CLP” Chilean peso, “COP” Colombian peso, “HKD” Hong Kong dollar, “ARS” Argentine Peso, “MXN” Mexican Peso, "PEN" Peruvian Nuevo Sol
    “KY” Cayman Islands, “BR” Brazil, “CO” Colombia, “CH” Chile, “UK” United Kingdom, “US” United States, “BV” British Virgin Islands, “MX” Mexico, “AR” Argentina, “UY” Uruguay, “CN” China, "PE" Peru
(a)The Group acquired Vectis Gestão and the real estate fund management rights from Genial Investimentos on July 1, 2025, and July 15, 2025, respectively, with the management activities of such funds merged into the operations of Patria VBI Securities and Patria VBI Asset Management.
(b)On December 15, 2025, Pat HoldCo Servicios Corporativos S. de R.L. de C.V. acquired the fund management rights in AgroFibra, a specialized Real Estate Investment Trust ("REIT") in Mexico that is focused on agro-industrial real estate assets. Prior to 2025, the Group held 100% of Pat HoldCo Servicios Corporativos S. de R.L. de C.V. and the company had no assets or liabilities. With the acquisition of the AgroFibra fund management rights, the Group paid 51.00% of the purchase price with the non-controlling interest paying 49.00% thereof. On December 31, 2025, the Group holds 51.00% in Pat HoldCo Servicios Corporativos S. de R.L. de C.V.
(c)On April 2, 2024, the Group closed on a transaction acquiring 66.67% interest in Tria Comercializadora de Energia Ltda (“Tria”). The business combination is a joint effort between the Group and individuals within the energy sector establishing an energy trading company. The non-controlling shareholders of Tria contributed R$20 million (US$3.5 million) additional capital on March 26, 2025, diluting the Group’s holding in Tria to 58.82%.
(d)On April 26, 2024, the Group closed a transaction acquiring a carve-out interest in Aberdeen, an European private equity business. The acquired business, together with our existing global private markets vehicles, formed a new vertical – Global Private Markets Solutions (“GPMS”). This vertical aims to enhance our capabilities to serve clients as a gateway to private markets on a global scale.
(e)On March 8, 2024, the Group closed on a transaction with Credit Suisse acquiring its Real Estate business in Brazil. The business includes seven REITs with over 960 thousand shareholders which will add additional scale to our Real Estate business and solidifies our position as a leading independent manager of REITs in Brazil and Latin America. The management activities of the funds were merged into the operations of PILTDA.
(f)On July 16, 2024, the Group completed a 100% acquisition of Nexus Capital, an independent alternative real estate asset manager in Colombia. The acquisition is expected to add a high value in Permanent Capital vehicles that will be immediately accretive to our Fee Related and Distributable Earnings.
(g)On August 1, 2024, the Group exercised its option to acquire the remaining 50% interest in VBI. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022. A breakdown of the consideration paid is summarized under note 21(b)(a)(v). The gross obligation under put option and non-controlling were derecognized on July 31, 2024 – refer to notes 21(d) and 29(g) respectively. The net effect of the transaction amounted to US$2.4 million loss recognized directly in retained earnings for the year ended December 31, 2024.
(h)Patria Latin American Opportunity Acquisition Corp. (the “SPAC” or “PLAO”), a special purpose acquisition company incorporated in the Cayman Island and sponsored by Patria SPAC LLC (the “SPAC Sponsor”) for the purpose of effecting a business combination with one or more businesses with a focus in Latin America.
    On June 12, 2024, PLAO’s shareholders approved at an extraordinary general meeting an additional 15-month extension to provide time for PLAO to complete a business combination. For each month spent during this extension period, the SPAC sponsor will deposit US$0.015 per public share into the trust account (approximately US$68 thousand per month). The holders of Public Shares could elect to redeem shares in connection with the Extension Amendment, and 12,339,057 shares were redeemed on September 12, 2024.
    The extension of June 12, 2024, ended in September 2025, and a further redemption of 4,541,424 public shares was made on September 16, 2025, for a total value of US$56 million that fully depleted the investment in trust account balance (refer note 21(c)). With the final redemption of public shares made on September 12, 2025, the Class A Ordinary shares of the SPAC were cancelled with only Class B Ordinary shares outstanding.
    The PLAO securities were delisted from The Nasdaq Global Market at the opening of business on March 17, 2025. The delisting of securities was due to PLAO not completing a business combination within 36 months from its Initial Public Offering ("IPO") registration statement. On December 31, 2025, the Group has not selected any business combination target for PLAO.
(i)Igah Partners LLC (“Igah Ventures”), a subsidiary of the Group acquired through a business combination that serves as manager of venture capital related funds. Additionally, PEVC I General Partner IV, Ltd (“Igah IV”) was also acquired. Igah Ventures and Igah IV are collectively referred to as “Igah”. On December 23, 2024, the Group entered into an agreement acquiring an additional 29.72% interest in Igah IV for R$24.3 million (approximately US$4.2 million) that will be paid in cash between the years 2024 and 2028. The Group holds 42.92% interest in Igah with the option to acquire the remaining equity from the non-controlling shareholders (refer to note 21(d)(ii)).
(j)Newly incorporated subsidiaries without assets, liabilities or operations.
(k)SH Manco Holding Ltd. was established during 2024 to hold the investment in Uliving Holding S.A., an associate within the VBI group of entities. The Group holds 75.00% of SH Manco Holding Ltd. which in turn holds 50.00% of Uliving Holding S.A.